NOTE 6 Stockholders' Equity	3 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NOTE 6 Stockholders' Equity

During the year ended December 31, 2011 the Company issued 150,000 shares of common stock for services provided valued at $22,500.

During the year ended December 31, 2010, Phoenix Medical issued 13,333 common shares for cash of $15,000, 113,333 common shares for services valued at $85,000 and 20,000 common shares for the conversion of debt totaling $15,000. In addition, Phoenix Medical received a cash deposit of $2,625 for the purchase of common stock.